STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

NOTE 11 – STOCKHOLDERS’ DEFICIT

Stock option activity, issued in 2023 in connection with a consulting agreement, for the three months ended March 31, 2026 and the year ended December 31, 2025 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Options outstanding December 31, 2024	1,000,000	0.3600	0.93
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding December 31, 2025	1,000,000	0.3600	0.42
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding March 31, 2026	1,000,000	0.3600	0.18
Options exercisable March 31, 2026	1,000,000	$0.3600	0.18

In connection with a different consulting agreement dated March 1, 2023, the Company initially agreed to pay 2,000,000 shares of common stock, along with a monthly consulting fee. This common stock was valued at $0.42 on the date of the agreement and was amortized equally over the six-month agreement. On July 1, 2023, the Company and consultant decided to amend the agreement so that the consultant would receive 3,250,000 warrants valued at $0.001 in replacement for the stock and extend the agreement until June 30, 2024. The agreement was amended again on September 15, 2023 resulting in an additional 500,000 warrants being issued and the agreement extended until September 15, 2024. This resulted in an additional $602,179 in consulting expenses which will be equally amortized over the following twelve months. The agreement was extended again on November 1, 2024 with another 800,000 warrants being issued valued at $215,962 and amortized equally over the eight-month term of the extended agreement.

During the periods ended March 31, 2026 and December 31, 2025, the Company issued an aggregate 1,466,666 and 277,778 warrants in connection with convertible notes, respectively. Also, for the period ended March 31, 2026, the warrants issued in 2025 contained full ratchet price protection and an additional 277,778 warrants were issued to cover that at an expense of $7,415 and included as part of change in fair value of derivatives in the unaudited consolidated statements of operations.

.

Significant range of inputs and results arising from the Black-Scholes process are as follows for the warrants:

Quoted market price on valuation date	$0.15 - 0.2500
Effective contractual strike price	$0.20 – 0.80
Market volatility	256% - 401%
Contractual term to maturity	0.5 - 5 years
Risk-adjusted interest rate	3.75% - 4.21%

Stock warrant activity for three months ended March 31, 2026 and the year ended December 31, 2025 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants exercisable December 31, 2024	4,950,000	$0.001	3.00
Issued	277,778	0.200	—
Exercised	(4,550,000)	—	—
Cancelled	—	—	—
Warrants outstanding December 31, 2025	677,778	0.55	1.65

Warrants exercisable December 31, 2025	677,778	$0.55	1.65
Issued	1,466,666	0.15	5.00
Warrants issued under full ratchet protection	277,778	0.15	2.68
Exercised	—	—	—
Cancelled	—	—	—
Warrants outstanding March 31, 2026	2,422,222	0.29	3.60
Warrants exercisable March 31, 2026	2,422,222	$0.29	3.60

Common Stock

During the three months ended March 31, 2025, the Company issued 1,991,930 shares of stock for exercised warrants totaling $28,987, issued 125,000 shares for services for $47,500, and issued 4,961,709 shares for $961,193 worth of convertible debentures plus interest.

During the three months ended March 31, 2026, the Company conducted a Regulation A offering pursuant to Regulation A under the Securities Act of 1933, as amended, through which the Company offered and sold shares of its common stock to investors. The Company raised $137,192 from the sale of 29,047,900. The Company terminated this offering March 12, 2026.

Also during the 1st quarter of 2026, the Company issued 117,000 shares of stock for $23,400 to a consultant for services rendered, exchanged 19,404,168 shares of common stock for 1,940,417 shares of Series D Convertible preferred shares, issued 11,327,804 shares for $121,178 worth of convertible debentures plus interest and issued 250,000 shares for $15,325 to cover a stock price guarantee.

Equity Purchase Agreement

On March 20, 2026, the Company entered into an Equity Purchase Agreement with Monroe Street Capital Partners, LP, providing the Company the right to sell up to $30.0 million of common stock over a 24-month period, subject to certain conditions. In connection with the agreement, the Company issued 3,000,000 commitment shares and may issue additional shares upon the achievement of specified funding milestones. The related shares are subject to registration rights. No shares have been sold as of March 31, 2026.

NOTE 11 – STOCK OPTIONS AND WARRANTS

Stock option activity for the years  ended December 31, 2025 and 2024 summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Options outstanding December 31, 2023	—	—	—
Issued	1,000,000	$0.3600	1.42
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding December 31, 2024	1,000,000	0.3600	0.93
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding December 31, 2025	1,000,000	0.3600	0.42
Options exercisable December 31, 2025	1,000,000	$0.3600	0.42

In connection with a different consulting agreement dated March 1, 2023, the Company initially agreed to pay 2,000,000 shares of common stock, along with a monthly consulting fee. This common stock was valued at $0.42 on the date of the agreement and was amortized equally over the six-month agreement. On July 1, 2023, the Company and consultant decided to amend the agreement so that the consultant would receive 3,250,000 warrants valued at $0.001 in replacement for the stock and extend the agreement until June 30, 2024. The agreement was amended again on September 15, 2023 resulting in an additional 500,000 warrants being issued and the agreement extended until September 15, 2024. This resulted in an additional $602,179 in consulting expenses which will be equally amortized over the following twelve months. The agreement was extended again on November 1, 2024 with another 800,000 warrants being issued valued at $215,962 and amortized equally over the eight-month term of the extended agreement.

During the years ended December 31, 2025 and 2024, the Company issued an aggregate 277,778 and 1,200,000 warrants in connection with convertible notes, respectively.

Significant range of inputs and results arising from the Black-Scholes process are as follows for the warrants:

Quoted market price on valuation date	$0.231-0.3100
Effective contractual strike price	$0.0013 - 0.80
Market volatility	373% - 401%
Contractual term to maturity	2 Years
Risk-adjusted interest rate	3.98% - 4.87%

Stock warrant activity for the years ended December 31, 2025 and 2024 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants exercisable December 31, 2023	3,750,000	$0.001	1.50
Issued	1,200,000	—	—
Exercised	—	—	—
Cancelled	—	—	—
Warrants outstanding December 31, 2024	4,950,000	0.001	0.82
Warrants outstanding December 31, 2024	4,950,000	$0.001	0.82

Warrants exercisable December 31, 2024	4,950,000	$0.001	3.00
Issued	277,778	0.200	—
Exercised	4,550,000	—	—
Cancelled	—	—	—
Warrants outstanding December 31, 2025	677,778	0.550	1.65
Warrants exercisable December 31, 2025	677,778	0.550	1.65